Segmented Information (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of operating segments [abstract]
Disclosure of operating segments [text block]
Segmented information as at and for the year ended December 31, 2018 and 2017 is summarized as follows:

As at and for year ended December 31, 2018	Environmental Services	Mining	Corporate and Other	Total

Segment revenues
External customers
Canadian	$13,105	$-	$-	$13,105
Non-Canadian	6,775	-	-	6,775
Total revenues as reported	19,880	-	-	19,880

Cost of sales	13,828	-	-	13,828
Depreciation and amortization	165	1,292	105	1,562
Share-based compensation	-	-	2,544	2,544
Other G&A expenses	4,507	86	5,701	10,294
Mine site care and maintenance	-	1,311	-	1,311
Foreign exchange (gain) loss	35	9	(29)	15
Loss on investments		113	459	572
Gain on derivative asset	-	(3,071)	-	(3,071)
Other (income) loss	(8)	68	(241)	(181)

Segment income (loss) before taxes	$1,353	$192	$(8,539)	$(6,994	)(i)

Total assets	$11,462	$113,341	$8,215	$133,018
Total liabilities	$4,116	$10,284	$1,988	$16,388

As at and for year ended December 31, 2017 (restated – Note 6)	Environmental Services	Mining	Corporate and Other	Total

Segment revenues
External customers
Canadian	$5,881	$-	$-	$5,881
Non-Canadian	4,851	-	-	4,851
Total revenues as reported	10,732	-	-	10,732

Cost of sales	6,732	-	-	6,732
Depreciation and amortization	79	1,531	101	1,711
Share-based compensation	-	-	2,305	2,305
Other G&A expenses	2,700	-	4,404	7,104
Mine site care and maintenance	-	357	-	357
Restructuring costs	-	-	1,353	1,353
Foreign exchange loss	(1,080)	(4)	120	(964)
Gain on investments	-	-	(1,341)	(1,341)
Other loss (income)	250	(247)	(187)	(184)

Segment income (loss) before taxes	$2,051	$(1,637)	$(6,755)	$(6,341	)(i)

Total assets	$6,198	$98,303	$17,823	$122,324
Total liabilities	$1,642	$6,762	$1,464	$9,868

(i)	Represents consolidated loss before taxes.